Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Tax Expense (benefit) on Income From Continuing Operations

The components of the Corporation’s tax expense (benefit) on income from continuing operations are as follows:

years ended December 31
(add 000)	2013	2012	2011
Federal income taxes:
Current	$30,856	$(2,530)	$15,982
Deferred	8,399	12,581	4,080
Total federal income taxes	39,255	10,051	20,062
State income taxes:
Current	3,201	458	2,829
Deferred	478	1,670	(882)
Total state income taxes	3,679	2,128	1,947
Foreign income taxes:
Current	972	4,062	(1,006)
Deferred	139	1,190	--
Total foreign income taxes	1,111	5,252	(1,006)
Total taxes on income	$44,045	$17,431	$21,003

Summary of Effective Income Tax Rate on Continuing Operations

The Corporation’s effective income tax rate on continuing operations varied from the statutory United States income tax rate because of the following permanent tax differences:

years ended December 31	2013	2012	2011
Statutory tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
Effect of statutory depletion	(12.0)	(17.6)	(17.6)
State income taxes	1.5	1.3	1.3
Foreign valuation allowance	--	(3.4)	2.5
Foreign taxes, other	1.7	0.7	2.1
Domestic production deduction	(2.1)	0.1	(1.2)
Advanced pricing agreements	0.9	0.7	--
Medicare subsidy	--	--	(0.2)
Other items	1.8	(0.1)	(1.0)

Effective income tax rate	26.8%	16.7%	20.9%

Deferred Tax Assets and Liabilities

The principal components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2013	2012
Deferred tax assets related to:
Employee benefits	$31,067	$33,258
Inventories	53,229	54,555
Valuation and other reserves	18,372	17,753
Net operating loss carryforwards	5,379	8,891
Other items, net	--	1,511

Gross deferred tax assets	108,047	115,968
Valuation allowance on deferred tax assets	(5,858)	(6,572)

Total net deferred tax assets	102,189	109,396

Deferred tax liabilities related to:
Property, plant and equipment	(257,366)	(260,191)
Goodwill and other intangibles	(78,577)	(70,669)
Other items, net	(2,891)	--

Total deferred tax liabilities	(338,834)	(330,860)

Net deferred tax liability	$(236,645)	$(221,464)

Deferred Tax Assets and (Liabilities) Recognized

Deferred tax assets and (liabilities) recognized on the Corporation’s consolidated balance sheets are as follows:

December 31
(add 000)	2013	2012
Current deferred income tax benefits	$74,821	$77,716
Noncurrent deferred income taxes	(279,999)	(225,592)

Net deferred income taxes	$(205,178)	$(147,876)

Schedule Of Unrecognized Tax Benefits

The following table summarizes the Corporation’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2013	2012	2011
Unrecognized tax benefits at beginning of year	$15,380	$9,288	$11,011
Gross increases – tax positions in prior years	9,845	19,434	1,217
Gross decreases – tax positions in prior years	(5,121)	(13,876)	(1,510)
Gross increases – tax positions in current year	2,540	1,555	6,274
Gross decreases – tax positions in current year	(529)	--	(4,625)
Settlements with taxing authorities	(8,599)	(1,021)	(3,079)
Lapse of statute of limitations	(1,690)	--	--

Unrecognized tax benefits at end of year	$11,826	$15,380	$9,288